INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAX EXPENSE
Schedule of reconciliation between the income tax expense and the actual provision

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Loss before income tax	(15,266,184)	(16,432,308)	(42,397,279)
Income tax computed at respective applicable tax rate	(30,560)	27,875	(1,073,105)
Research and development super‑deduction(a)	(579,090)	(230,126)	(718,979)
Non‑deductible expenses	4,010	3,306	1,238
Changes in valuation allowance	605,640	198,945	1,790,846
Income tax expense	—	—	—

Note (a): Due to the impacts of research and development super‑deduction, the Group’s subsidiary, Adagene (Suzhou) Limited did not have any taxable profit for the years ended December 31, 2018, 2019 and 2020.

Schedule of tax effects of temporary differences that give rise to the deferred tax balances

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Deferred tax assets:
Net operating loss carry forward	735,717	928,989	1,504,966
Depreciation and amortization of property, equipment and software	4,213	9,886	7,428
Gross deferred tax assets	739,930	938,875	1,512,394
Less: valuation allowance	(739,930)	(938,875)	(1,512,394)
Total deferred tax assets, net	—	—	—

Schedule of movement of the valuation allowance

	For the years ended
	December 31,
	2018	2019	2020
	US$	US$	US$
Balance as of January 1	134,290	739,930	938,875
Addition	605,640	198,945	573,519
Balance as of December 31	739,930	938,875	1,512,394